SUPPLEMENT DATED SEPTEMBER 1, 2017

 FIRST INVESTORS INCOME AND EQUITY FUNDS PROSPECTUS
DATED JANUARY 31, 2017, AS SUPPLEMENTED

FIRST INVESTORS LIFE SERIES FUNDS PROSPECTUS
DATED MAY 1, 2017, AS SUPPLEMENTED

FIRST INVESTORS TAX EXEMPT FUNDS PROSPECTUS
DATED MAY 1, 2017, AS SUPPLEMENTED

1.	In the First Investors Income and Equity Funds and First Investors Life Series Funds prospectuses, any reference to and any information regarding Arun Sharma is deleted.

2.	In "The Funds Summary Section" of the First Investors Income and Equity Funds prospectus for the Total Return Fund, the "Portfolio Manager" section is deleted and replaced with the following:

Portfolio Manager: The Fund is managed by Edwin D. Miska, Director of  Equities and Rajeev Sharma, Director of Fixed Income.  Mr. Miska has served as Portfolio Manager of the Fund since 2002 and Mr. Sharma has served as Portfolio Manager of the Fund since September 2017.

3.
In the "Fund Management In Greater Detail" section of the First Investors Income and Equity Funds prospectus, the paragraph regarding the Total Return Fund and Balanced Income Fund is deleted and replaced with the following:

The Total Return Fund and Balanced Income Fund are managed by Edwin D. Miska and Rajeev Sharma.  They jointly decide what portion of  each Fund's assets should be allocated to stocks, bonds and cash.  Mr. Miska is primarily responsible for managing each Fund's investments in stocks and Mr. Sharma is primarily responsible for managing each Fund's investments in bonds and cash.  Mr. Miska has served as Portfolio Manager of the Total Return Fund since 2002 and Mr. Sharma has served as Portfolio Manager of the Total Return Fund since September 2017.  Mr. Miska has served as Portfolio Manager of the Balanced Income Fund since its inception in 2015. Mr. Sharma has served as Portfolio Manager of the Balanced Income Fund since January 2017.
4.	In the "Funds Summary Section" of the First Investors Life Series Funds prospectus for the Total Return Fund, the "Portfolio Manager" section is deleted and replaced with the following:

Portfolio Manager: The Fund is managed by Edwin D. Miska, Director of Equities and Rajeev Sharma, Director of Fixed Income.  Mr. Miska has served as Portfolio Manager of the Fund since 2012 and Mr. Sharma has served as Portfolio Manager of the Fund since September 2017.

5.
In the "Fund Management In Greater Detail" section of the Life Series Funds prospectus, the paragraphs regarding the Total Return Fund and the Balanced Income Fund are deleted and replaced with the following:

The Total Return Fund and Balanced Income Fund are managed by Edwin D. Miska and Rajeev Sharma.  They jointly decide what portion of each Fund's assets should be allocated to stocks, bonds and cash.  Mr. Miska is primarily responsible for managing each Fund's investments in stocks and Mr. Sharma is primarily responsible for managing each Fund's investments in bonds and cash.  Mr. Miska has served as Portfolio Manager of the Total Return Fund since 2012 and Mr. Sharma has served as Portfolio Manager of the Total Return Fund since September 2017.  Mr. Miska has served as Portfolio Manager of the Balanced

Income Fund since its inception in 2015. Mr. Sharma has served as Portfolio Manager of the Balanced Income Fund since January 2017.
6.	In the "Shareholder Information" section of each prospectus named above, the following is added as the last paragraph under the heading "Additional Information":

Residents of Texas who own shares of a Fund have the option of providing the name and mailing or e-mail address of a person designated by them to receive any notice required under Texas law regarding Fund shares valued at more than $250 that are presumed to be abandoned. The Designation of Representative for Notice Request Form can be found on the Texas Comptroller's website. Contact your Representative or financial intermediary for additional information or assistance.

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Please retain this Supplement for future reference.
IELTP917

SUPPLEMENT DATED SEPTEMBER 1, 2017

FIRST INVESTORS INCOME FUNDS STATEMENT OF ADDITIONAL INFORMATION
DATED JANUARY 31, 2017, AS SUPPLEMENTED

 FIRST INVESTORS EQUITY FUNDS STATEMENT OF ADDITIONAL INFORMATION
DATED JANUARY 31, 2017, AS SUPPLEMENTED

FIRST INVESTORS LIFE SERIES FUNDS STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2017, AS SUPPLEMENTED

FIRST INVESTORS TAX EXEMPT FUNDS STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2017, AS SUPPLEMENTED

1.	In the First Investors Equity Funds and First Investors Life Series Funds Statements of Additional Information ("SAIs"), any reference to and any information regarding Arun Sharma is deleted.
2.
In Part I of the SAI for the Income Funds, in the "Portfolio Managers" section, the information regarding Clark D. Wagner in the first table under "A. Other Accounts Managed by Portfolio Managers for Fiscal Year Ended September 30, 2016" is deleted and replaced with the following:

Clark D. Wagner*: Strategic Income	Other Registered Investment Companies	14	$1,579.2	0	$0
	Other Pooled Investment Vehicles	1	$30.9	0	$0
	Other Accounts	1	$19.2	0	$0
*Information for Clark D. Wagner is provided as of June 30, 2017.
3.
In Part I of the SAI for the Income Funds, in the "Portfolio Managers" section, the information regarding Rajeev Sharma in the first table under "A. Other Accounts Managed by Portfolio Managers for Fiscal Year Ended September 30, 2016" is deleted and replaced with the following:

Rajeev Sharma**: Balanced Income Investment Grade Limited Duration High Quality Bond	Other Registered Investment Companies	5	$1,047.7	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0
**Information for Mr. Sharma is provided as of June 30, 2017.
4.
In Part I of the SAI for the Equity Funds, in the "Portfolio Managers" section, the information regarding Clark D. Wagner in the first table under "A. Other Accounts Managed by Portfolio Managers for Fiscal Year Ended September 30, 2016" is deleted and replaced with the following:

Rajeev Sharma*: Total Return	Other Registered Investment Companies	7	$919.7	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0
*Information for Mr. Sharma is provided as of June 30, 2017.

5.
In Part I of the SAI for the Equity Funds, in the "Portfolio Managers" section, the information regarding Clark D. Wagner in the first table under "D. Portfolio Manager Fund Ownership for Fiscal Year Ended September 30, 2016" is deleted and replaced with the following:

Rajeev Sharma**	Total Return	$10,001-$50,000
**Information for Mr. Sharma is provided as of June 30, 2017.
6.
In Part I of the SAI for the Life Series Funds, in the "Portfolio Managers" section, the information regarding Clark D. Wagner in the first table under "A. Other Accounts Managed by Portfolio Managers for Fiscal Year Ended December 31, 2016" is deleted and the information regarding Rajeev Sharma is deleted and replaced with the following:

Rajeev Sharma*: Life Series Balanced Income Fund Life Series Investment Grade Fund Life Series Limited Duration High Quality Bond Fund Life Series Total Return Fund	Other Registered Investment Companies	4	$1,719.6	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0
*Information for Mr. Sharma is provided as of June 30, 2017.
7.
In Part I of the SAI for the Life Series Funds, in the "Portfolio Managers" section, the information regarding Clark D. Wagner in the first table under "D. Portfolio Manager Fund Ownership For Fiscal Year Ended December 31, 2016" is deleted and the information regarding Rajeev Sharma is deleted and replaced with the following:

Rajeev Sharma*	Life Series Balanced Income Fund	None
	Life Series Investment Grade Fund	None
	Life Series Limited Duration High Quality Bond Fund	None
	Life Series Total Return Fund	None
*Information for Mr. Sharma is provided as of June 30, 2017.

8.
In the First Investors Equity Funds SAI and the First Investors Life Series Funds SAI, any other reference to and any other information regarding Clark D. Wagner in the “Portfolio Managers” section is deleted.

9.
In Part I of the SAI for the Income Funds, in the "Portfolio Managers" section, under subsection "B. Potential Conflicts of Interest in Other Managed Accounts for Fiscal Year Ended September 30, 2016" the first paragraph is deleted and replaced with the following:

      Each FIMCO portfolio manager manages at least one other First Investors mutual fund in addition to the Fund or Funds that are covered by this SAI.  In many cases, these other First Investors Funds are managed similarly to the Funds that are shown in this SAI, except to the extent required by differences in cash flow, investment policy, or law.  Mr. Wagner, President of the First Investors Funds and FIMCO, and Mr. Miska, Director of Equities, participate in the day-

to-day management of Foresters Financial's profit sharing plan, and FIMCO's own investment account.  Mr. Wagner also oversees the management of the general account of our life insurance company affiliate.  Portions of these accounts may be managed similarly to one or more of the Funds covered by this SAI.
10.
In Part I of the SAI for the Income Funds, in the "Portfolio Managers" section, under subsection "C. Structure of Portfolio Managers Compensation for Fiscal Year Ended September 30, 2016", the third paragraph is deleted and replaced with the following:

         In addition to managing certain Funds covered by this SAI and other First Investors Funds, Mr. Wagner is also primarily responsible for managing the fixed income investments in the parent's own profit sharing plan and the investment accounts of FIMCO and oversees the management of the general account of the life insurance company affiliate.  In addition to managing certain Funds covered in this SAI and other First Investors Funds, Mr. Miska is primarily responsible for managing equity investments in the parent's own profit sharing plan and the investment accounts of FIMCO. Mr. Wagner and Mr. Miska may receive compensation (apart from their normal FIMCO salary and entitlement to participate on the same basis as other employees in the parent company's profit sharing plan) for managing the investments of these accounts.  Some of these accounts invest in assets that are eligible investments for the Funds that Mr. Wagner and Mr. Miska manage or oversee in their capacities as President of FIMCO and Director of Equities, respectively.  Thus, they could have a potential economic incentive to favor the  accounts over the Funds in determining which investments to buy sell or hold.  FIMCO monitors trading in the proprietary accounts to address such potential conflicts.
11.
In Part I of the SAI for the Tax Exempt Funds, the information in the "Portfolio Managers" section regarding Clark D. Wagner in the first table under "A. Other Accounts Managed by Portfolio Managers for Fiscal Year Ended December 31, 2016" is deleted and replaced with the following:

Clark D. Wagner*: Tax Exempt Income Fund Tax Exempt Opportunities Fund California Tax Exempt Fund Connecticut Tax Exempt Fund Massachusetts Tax Exempt Fund Michigan Tax Exempt Fund Minnesota Tax Exempt Fund New Jersey Tax Exempt Fund New York Tax Exempt Fund North Carolina Tax Exempt Fund Ohio Tax Exempt Fund Oregon Tax Exempt Fund Pennsylvania Tax Exempt Fund Virginia Tax Exempt Fund	Other Registered Investment Companies	1	$162.5	0	$0
	Other Pooled Investment Vehicles	1	$30.9	0	$0
	Other Accounts	1	$19.2	0	$0
*Information for Mr. Wagner is provided as of June 30, 2017
12.
In Part I of the SAI for the Tax Exempt Funds, in the "Portfolio Manager" section under subsection "B. Potential Conflicts of Interest in Other Managed Accounts for Fiscal Year Ended December 31, 2016" the first paragraph is deleted and replaced with the following:

       Mr. Wagner, President of the First Investors Funds and FIMCO, and Mr. Tucci manage each of the Funds covered by this SAI, and in addition, Mr. Wagner manages another First Investors mutual fund that is not covered by this SAI.  In many cases, the First Investors Funds that are managed by the portfolio managers are managed similarly, except to the extent required by differences in cash flow, investment policy, or law.  Moreover, Mr. Wagner also participates in the day-to-day management of the Foresters Financial profit sharing plan and FIMCO's own investment account.  He also oversees the management of the general account of our life insurance company affiliate.  Portions of these accounts may be managed similarly to one or more of the Funds covered by this SAI.
13.
In Part I of the SAI for the Tax Exempt Funds, in the "Portfolio Managers" section under subsection "C.   Structure of Portfolio Managers Compensation for Fiscal Year Ended December 31, 2016" the third  paragraph is deleted and replaced with the following:

         In addition to managing the Funds covered by this SAI and another First Investors Fund, Mr. Wagner is also primarily responsible for managing the fixed income investments in the parent's own profit sharing plan and the investment accounts of FIMCO and oversees the management of the general account of the life insurance company affiliate (collectively, "the  proprietary accounts").  Mr. Wagner may receive compensation (in addition to his normal FIMCO salary and entitlement to participate on the same basis as other employees in the parent company's profit sharing plan) for managing the investments of the proprietary accounts.  Some of the proprietary accounts invest in assets that are eligible investments for the Funds that Mr. Wagner manages as a Portfolio Manager or oversees in his capacity as President of FIMCO.  Thus, he could have a potential economic incentive to favor the proprietary accounts over the Funds in determining which investments to buy, sell or hold.  FIMCO monitors trading in the proprietary accounts to address such potential conflicts.
14.
In Part II of the SAI for the Income Funds, Equity Funds and Tax Exempt Funds, in the "Additional Information Concerning Purchases, Redemptions, Pricing, and Shareholder Services" section, in the subsection entitled "Additional Information on How to Place and Pay for an Order", the second sentence under the heading "Paying for your Order" is deleted and replaced with the following effective as of September 5, 2017:

 Payment for other types of transactions is due within two (2) Business Days of placing an order or the trade may be cancelled.

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Please retain this Supplement for future reference.

IELTS917